Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	$ 9,500	$ 5,595
Other current financial liabilities	1,490,051	1,648,099
Derivative instruments	1,036	13
Other non-current financial liabilities	4,890,458	4,621,868
Financial Liabilities Held for Trading [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	2,047
Other current financial liabilities		380
Total Current	2,047	380
Derivative instruments	1,036
Total Non-Current	1,036
Total	3,083	380
Loans and Payables [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	1,478,831	1,642,504
Commercial accounts and other accounts payable, Current	4,218,250	6,892,192
Total Current	5,697,081	8,534,696
Interest-bearing loans	4,889,422	4,621,855
Commercial accounts and other accounts payable	2,334,556	930,891
Total Non-Current	7,223,978	5,552,746
Total	12,921,059	14,087,442
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	9,173
Other current financial liabilities		5,215
Total Current	9,173	5,215
Derivative instruments		13
Total Non-Current		13
Total	$ 9,173	$ 5,228